Short-Term Loans (Details)	Apr. 12, 2024	Mar. 13, 2024 USD ($)	Mar. 13, 2024 CNY (¥)	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)	Mar. 13, 2023 USD ($)	Mar. 13, 2023 CNY (¥)
Bank Loans [Abstract]
Loan agreement		$ 420,946	¥ 3,000,000	$ 280,631	¥ 2,000,000	$ 138,393	¥ 1,000,000
Annual interest rate	3.50%			2.80%	2.80%	3.70%	3.70%